Mandatorily Redeemable Trust Preferred Securities	9 Months Ended
Sep. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Mandatorily Redeemable Trust Preferred Securities [Text Block]

10. Mandatorily Redeemable Trust Preferred Securities

On June 15, 2011, the Company redeemed the Trust Preferred Securities that became due on that date and that were issued in 2001 by Fresenius Medical Care Capital Trust IV and V in the amount of $225,000 and €300,000 ($428,760 at the date of redemption), respectively, primarily with funds obtained under existing credit facilities.